Annual Total Returns - Class I Shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Virtus Ceredex Large-Cap Value Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	12.08%	10.51%	14.87%	(14.07%)	25.48%	3.76%	30.94%	(10.39%)	16.23%	15.45%
Virtus Ceredex Mid-Cap Value Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	17.66%	9.95%	10.97%	(13.92%)	28.99%	(1.20%)	33.08%	(7.83%)	11.68%	20.16%
Virtus Ceredex Small-Cap Value Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	1.61%	9.00%	14.70%	(10.09%)	27.20%	0.91%	17.58%	(12.42%)	10.29%	29.16%
Virtus Seix Core Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	6.51%	1.06%	5.11%	(13.72%)	(1.38%)	9.15%	7.63%	(0.14%)	3.05%	3.03%
Virtus Seix Floating Rate High Income Fund
Prospectus [Line Items]
Annual Return [Percent]	5.83%	8.57%	12.00%	(0.89%)	5.47%	0.38%	6.63%	0.22%	3.87%	11.14%
Virtus Seix High Grade Municipal Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	3.65%	0.16%	6.60%	(8.56%)	0.50%	7.01%	7.83%	0.67%	5.46%	0.76%
Virtus Seix High Yield Fund
Prospectus [Line Items]
Annual Return [Percent]	7.33%	7.04%	12.87%	(10.51%)	3.88%	9.93%	12.91%	(1.70%)	6.99%	13.30%
Virtus Seix Investment Grade Tax-Exempt Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	3.88%	1.21%	5.19%	(6.49%)	0.11%	5.98%	6.71%	0.60%	3.81%	0.14%
Virtus Seix Total Return Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	6.86%	1.13%	4.65%	(13.57%)	(1.23%)	11.12%	7.12%	(0.32%)	2.67%	3.09%
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	5.39%	5.77%	5.44%	(1.05%)	(0.13%)	1.25%	2.36%	1.73%	1.30%	0.64%
Virtus SGA International Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	9.66%	(6.95%)	17.25%	(18.19%)	8.59%	23.17%	28.61%	(7.69%)	31.58%	0.02%
Virtus Silvant Large-Cap Growth Stock Fund
Prospectus [Line Items]
Annual Return [Percent]	19.05%	32.87%	49.28%	(29.23%)	23.97%	36.43%	34.41%	(0.75%)	27.32%	(3.34%)
Virtus Zevenbergen Innovative Growth Stock Fund
Prospectus [Line Items]
Annual Return [Percent]	10.22%	35.81%	65.58%	(55.31%)	(9.93%)	119.67%	37.02%	11.07%	34.29%	(2.12%)